Net Loss per Share (Tables)	9 Months Ended
Mar. 31, 2023
Net Loss per Share [Abstract]
Schedule of net loss per share
	For the nine-month periods ended		For the three-month periods ended
Numerator	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Loss for the period, attributable to the owners of the Group	(49,040,852)	(3,008,334)	(358,579)	(1,167,127)
Loss attributable to the ordinary shareholders	(49,040,852)	(3,008,334)	(358,579)	(1,167,127)
	For the nine-month periods ended		For the three-month periods ended
Denominator	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Weighted-average number of ordinary shares	33,264,975	31,000,000	37,560,249	31,000,000
	For the nine-month periods ended		For the three-month periods ended
Net loss attributable to ordinary shareholders per share	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
Basic and Diluted	(1.47)	(0.10)	(0.01)	(0.04)